Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000236406 [Member]
Shareholder Report [Line Items]
Fund Name	AOT Growth and Innovation ETF
Class Name	AOT Growth and Innovation ETF
Trading Symbol	AOTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AOT Growth and Innovation ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aotetf.com/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://aotetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$42	0.75%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%
Net Assets	$ 51,447,706
Holdings Count | holding	47
Advisory Fees Paid, Amount	$ 164,929
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$51,447,706	Advisory Fees	$164,981
# of Portfolio Holdings	47	Fees Waived and/or Expenses Reimbursed	$(52)
Portfolio Turnover Rate*	5%	Net Advisory Fees Paid	$164,929
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	51.3%
Financials	22.3%
Communication Services	10.2%
Consumer Discretionary	9.9%
Industrials	3.6%
Health Care	2.1%
Real Estate	0.4%
Cash & Cash Equivalents	1.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Nvidia Corp.	10.7%
Advanced Micro Devices, Inc.	7.6%
Toast, Inc. - Class A	6.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.9%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.8%
Salesforce, Inc.	4.8%
Alphabet, Inc. - Class A	4.8%
Shopify, Inc. - Class A	4.3%
NU Holdings Ltd. - Class A	4.3%